Consolidated Statements of Operations - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 6,555,009	$ 6,664,183		$ 19,645,143	$ 20,270,615	$ 26,895,613	$ 27,905,023
Operating Expenses
Infrastructure and access	2,637,055	2,608,505		7,968,089	7,829,386	10,294,523	10,073,835
Depreciation and amortization	1,953,519	2,992,758		6,487,301	8,564,537	10,875,935	9,643,583
Network operations	1,043,979	1,231,650		3,330,135	3,748,925	5,185,105	5,192,117
Customer support	428,672	417,265		1,187,689	1,479,580	1,858,314	2,500,553
Sales and marketing	1,130,855	757,316		2,972,621	3,136,198	3,936,915	6,034,383
General and administrative	1,181,481	2,266,838		4,233,350	5,851,175	7,777,657	7,050,526
Loss on extinguishment of debt						500,000
Total Operating Expenses	8,375,561	10,274,332		26,179,185	30,609,801	40,428,449	40,494,997
Operating Loss	(1,820,552)	(3,610,149)		(6,534,042)	(10,339,186)	(13,532,836)	(12,589,974)
Other (Expense) / Income
Interest expense, net	(1,314,761)	(1,580,444)		(3,887,582)	(4,775,855)	(6,605,222)	(6,652,786)
Total Other (Expense)/Income	(1,314,772)	(1,580,444)		(3,882,085)	(4,775,855)	(20,138,058)	(19,242,760)
(Provision) benefit for income taxes						(56,663)	37,562
Loss from continuing operations	(3,135,324)	(5,190,593)		(10,416,127)	(15,115,041)	(20,194,721)	(19,205,198)
Loss from discontinued operations
Loss from discontinued operations					(2,977,143)	(1,419,517)	(21,277,604)
Gain on sale of assets			$ 1,177,742		1,177,742	1,177,742
Total loss from discontinued operations					(1,799,401)	(241,775)	(21,277,604)
Net Loss	(3,135,324)	(5,190,593)		(10,416,127)	(16,914,442)	(20,436,496)	(40,482,802)
Deemed dividend to Series D and Series F preferred stockholders				(1,905,570)		(1,721,745)
Net loss attributable to common stockholders	$ (3,135,324)	$ (5,190,593)		$ (12,321,697)	$ (16,914,442)	$ (22,158,241)	$ (40,482,802)
(Loss) gain per share – basic and diluted
Continuing (in dollars per share)	$ (8.30)	$ (75)		$ (39.25)	$ (283.91)	$ (273.75)	$ (423.75)
Discontinued
Operating loss (in dollars per share)					(55.92)	(18)	(469.50)
Gain on sale of assets (in dollars per share)					22.12	15
Total discontinued (in dollars per share)					(33.80)	(3)	(469.50)
Net loss per common share – basic and diluted (in dollars per share)	$ (8.30)	$ (75)		$ (39.25)	$ (317.71)	$ (276.75)	$ (893.25)
Weighted average common shares outstanding – basic and diluted (in shares)	377,727	69,206		313,958	53,238	79,969	45,288